As filed with the Securities and Exchange Commission on December 28, 2005
                                     Investment Company Act file number 811-8591


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

PAXWORLD Money Market Fund, Inc.
Statement of Net Assets
October 31, 2005
(Unaudited)

FACE                                                                 MATURITY                                   VALUE
AMOUNT                                                                 DATE             YIELD                    (a)
------                                                               --------           -----                   -----
ASSET BACKED COMMERCIAL PAPER: 38.89%
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000   Apreco LLC......................................     11/04/05           3.81%             $   2,999,053
    3,000,000   Barton Capital Corp LLC.........................     11/15/05           3.91                  2,995,450
    8,000,000   Clipper Receivable Compnay LLC..................     11/01/05           4.00                  8,000,000
    5,000,000   Falcon Asset Securitization Corp................     11/16/05           3.81                  4,992,104
    2,328,000   Fountain Square Commercial Funding Corp.........     11/07/05           3.96                  2,326,467
    8,000,000   Greyhawk Funding LLC............................     11/16/05           3.76                  7,987,567
    3,000,000   Ivory Funding  Corp.............................     12/12/05           3.80                  2,987,153
    5,000,000   Ivory Funding  Corp.............................     12/15/05           3.83                  4,976,839
    5,000,000   Prefco-Preferred Receivable Funding Corp........     11/14/05           3.90                  4,992,976
    1,000,000   Prefco-Preffered Receivable Funding Corp........     11/29/05           3.95                    996,943
    3,013,000   Triple-A-One Funding Corp.
                Insured by MBIA Insurance Corp..................     11/22/05           3.95                  3,006,093
    5,000,000   Triple-A-One Funding Corp.
                Insured by MBIA Insurance Corp..................     11/07/05           3.84                  4,996,808
    5,000,000   Variable Funding Capital Corp...................     01/20/06           4.12                  4,954,667
    3,000,000   Windmill Funding Corp...........................     11/15/05           3.91                  2,995,450
    5,000,000   Windmill Funding Corp...........................     11/28/05           3.89                  4,985,525
-------------                                                                                             -------------
   64,341,000   Total Asset Backed Commercial Paper.............                                             64,193,095
-------------                                                                                             -------------

COMMERCIAL PAPER: 10.77%
------------------------------------------------------------------------------------------------------------------------------------
$   8,000,000   Bank of Montreal................................     11/21/05           3.91%             $   7,982,667
    1,900,000   Private Export Funding Corp.....................     11/22/05           3.73                  1,895,899
    7,895,000   Yale University.................................     11/03/05           3.81                  7,893,333
-------------                                                                                             -------------
   17,795,000   Total Commercial Paper                                                                       17,771,899
-------------                                                                                             -------------

FLOATING RATE SECURITY: 1.82%
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000   Fifth Third Bank................................     04/21/06           3.99%             $   3,000,000
-------------                                                                                             -------------
    3,000,000   Total Floating Rate Security                                                                  3,000,000
-------------                                                                                             -------------

FOREIGN COMMERCIAL PAPER: 15.39%
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000   Alliance & Leicester PLC........................     12/02/05           3.76%             $   4,983,940
    2,500,000   Alliance & Leicester PLC........................     02/06/06           4.22                  2,471,911
    5,000,000   Ciesco L.P......................................     12/09/05           3.97                  4,979,153
    8,000,000   Northern Rock PLC...............................     11/07/05           3.83                  7,994,907
    5,000,000   Yorkshire Building Society......................     12/16/05           3.98                  4,975,281
-------------                                                                                             -------------
   25,500,000   Total Foreign Commercial Paper                                                               25,405,192
-------------                                                                                             -------------

REPURCHASE AGREEMENT, OVERNIGHT: 16.96%
------------------------------------------------------------------------------------------------------------------------------------
$  28,000,000   J.P. Morgan Securities, Inc., Purchased 10/31/05,
                Repurchase proceeds at maturity $28,003,103 (Collateralized by
                $24,711,000, FNMA, 3.625%to 7.250%, due 06/15/08 to 03/15/31,
                value $26,234,248;  $4,382,000 RFIN, 0.000%, due 10/15/16 to
                10/15/21, value $2,328,208; value $9,798,457)...     11/01/05           3.99%             $  28,000,000
-------------                                                                                             -------------
   28,000,000   Total Repurchase Agreement, Overnight                                                        28,000,000
-------------                                                                                             -------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 6.06%
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000   Federal Home Loan Mortgage Corporation..........     10/23/06           4.25%             $   5,000,000
    5,000,000   Federal National Mortgage Association...........     08/08/06           4.00                  5,000,000
-------------                                                                                             -------------
   10,000,000   Total U.S. Government Agency Medium Term Notes                                               10,000,000
-------------                                                                                             -------------

VARIABLE RATE DEMAND INSTRUMENTS: (b) 10.00%
------------------------------------------------------------------------------------------------------------------------------------
$   1,600,000   G & J Land Management
                LOC Fifth Third Bank............................     12/01/17           4.08%             $   1,600,000
    2,365,000   Jake Sweeney Automotive, Inc.
                LOC U.S. Bank, N.A..............................     04/01/10           4.08%                 2,365,000
    8,820,000   Mobile, AL Springhill
                Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A...........................     09/01/11           4.07                  8,820,000
    3,715,000   Oak Crest Homes Inc.
                LOC First of America Bank.......................     11/01/26           4.12                  3,715,000
-------------                                                                                             -------------
   16,500,000   Total Variable Rate Demand Instruments                                                       16,500,000
-------------                                                                                             -------------
                Total Investments (99.89%) (Cost $164,870,186+)                                             164,870,186
                Cash And Other Assets, Net of Liabilities (0.11%)                                               188,087
                                                                                                          -------------
                Net Assets (100.00%)                                                                      $ 165,058,273
                                                                                                          =============
                Net Asset Value, Offering And Redemption Price Per Share:
                Individual Investor Class, 23,497,769 Shares Outstanding                                  $        1.00
                                                                                                          =============
                Institutional Class,       92,600,437 Shares Outstanding                                  $        1.00
                                                                                                          =============
                Broker Service Class,      38,696,069 Shares Outstanding                                  $        1.00
                                                                                                          =============
                MMA Praxis Class,          10,265,320 Shares Outstanding                                  $        1.00
                                                                                                          =============

FOOTNOTES:

(a) Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY NOTES:

FNMA    =  Federal National Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond
RFIN    =  Resolution Funding Corporation Strip Interest

ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Thomas W. Grant
                                    -------------------
                                    Thomas W. Grant, President

Date:  December 28, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  December 28, 2005

* Print the name and title of each signing officer under his or her signature.